UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               ------------------

Check here if Amendment [X];      Amendment Number: 1
                                                   ---
     This Amendment (Check only one):
          [X] is a restatement.
          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CBM Capital, Inc.
Address:  645 Madison Avenue, 6th Floor
          New York, NY 10022

Form 13F File Number: 028-14682

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Brian I. Pidgeon
Title: President
Phone: (212) 404-4646

Signature, Place, and Date of Signing:

/s/ Brian I. Pidgeon     San Diego, CA          January 11, 2013
--------------------     ------------------     ----------------
[Signature]              [City, State]          [Date]

     The institutional investment manager is filing this amendment to its report for the calendar quarter ended September 30, 2012 to correct errors in and add a new holdings entry to the information table.

Report Type (Check only one.):

[  X  ]     13F HOLDINGS REPORT. (Check here if all holdings of this
            reporting manager are reported in this report.)

[     ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: $344,537  (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  1
    --
Form 13F File Number: 028-14683
Name:  CBM Management, L.P.
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                                  FORM 13F INFORMATION TABLE
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Column 1                      Column 2         Column 3  Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF          CUSIP     VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None
AARONS INC                    COM PAR $0.50    002535300   36,407  1,309,127  SH         DEFINED   1                   1,309,127
AMERICAN EXPRESS CO           COM              025816109      798     14,040  SH         DEFINED   1                      14,040
ANIXTER INTL INC              COM              035290105      503      8,750  SH         DEFINED   1                       8,750
BED BATH & BEYOND INC         COM              075896100   80,151  1,272,238  SH         DEFINED   1                   1,272,238
BERKSHIRE HATHAWAY INC DEL    CL A             084670108      265          2  SH         DEFINED   1                           2
CARMAX INC                    COM              143130102      473     16,711  SH         DEFINED   1                      16,711
COMCAST CORP NEW              CL A             20030N101    8,990    251,500  SH         DEFINED   1                     251,500
CONOCOPHILLIPS                COM              20825C104    3,437     60,100  SH         DEFINED   1                      60,100
COSTCO WHSL CORP NEW          COM              22160K105   25,637    255,957  SH         DEFINED   1                     255,957
HOME DEPOT INC                COM              437076102   96,634  1,600,700  SH         DEFINED   1                   1,600,700
MICROSOFT CORP                COM              594918104    3,571    120,000  SH         DEFINED   1                     120,000
PHILLIPS 66                   COM              718546104    1,393     30,050  SH         DEFINED   1                      30,050
SEARS HLDGS CORP              COM              812350106    1,666     30,019  SH         DEFINED   1                      30,019
US BANCORP DEL                COM NEW          902973304   29,800    868,800  SH         DEFINED   1                     868,800
WELLS FARGO & CO NEW          COM              949746101   54,812  1,587,383  SH         DEFINED   1                   1,587,383



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